SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

(a)Bank loan

In February 2024, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB20,000 at an interest rate of 4.0% per annum, guaranteed by Mr. Yang Lu and Adlai Shanghai. The maturity date is August 2, 2024.

In February 2024, Adlai US entered into a non-revolving facility agreement with a third party financial institution for a facility amount of USD3,000 at an interest rate of 6.57% per annum. The maturity date is February 26, 2025.

In February 2024, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB30,000 at an interest rate of 4.0% per annum, guaranteed by Mr. Yang Lu and Adlai Shanghai. The maturity date is March 4, 2024.And in March 2024, Adlai Hangzhou repaid a non-revolving facility amount of RMB30,000 at the maturity date.

In March 2024, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB60,000 at an interest rate of 3.5% per annum, guaranteed by Mr. Yang Lu and Adlai Shanghai. The maturity date is November 28, 2024.

In March 2024, Adlai Hangzhou repaid three non-revolving facility amount of RMB40,000 at the maturity date.

In April 2024, Adlai Hangzhou repaid a non-revolving facility amount of RMB30,000 at the maturity date.

(b)Subsidiaries

In March 2024, Shareholder of Hangzhou Tangchuang agreed to increase the company's registered capital to RMB100 million, with an additional investment of RMB70 million from Hangzhou Hongxi Business Management Co., Ltd and an additional investment of RMB20 million from Adlai Hangzhou. After this capital increase, the company accounting for 30% of the registered capital in Hangzhou Tangchuang. And Hangzhou Tangchuang would no longer be a subsidiary within the company’s scope of consolidation.